Related party transactions	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Related party transactions

18. Related party transactions

The Company’s related parties include its subsidiaries and key management personnel. During the normal course of operations, the Company enters into transactions with its subsidiaries for services. Transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note. There were no other material related party transactions reported in the year.

The Company’s related parties are its key management personnel and its Directors, as well as Triple Flag Mining Aggregator S.à r.l. (“Aggregator”). Aggregator owns a majority of the issued and outstanding common shares of the Company and is controlled by certain investment funds advised by Elliott Investment Management L.P. and its affiliates.

Compensation for key management personnel of the Company was as follows:

For the years ended December 31,	2025	2024
Total salaries and short-term employee benefits[1]	$8,495	$11,857
Stock-based compensation[2]	18,449	4,287
	$26,944	$16,144
1.	Includes salary, benefits, and bonuses earned in the period.
2.	Represents stock options, restricted share units, performance share units and deferred share units.